Net impairment loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	₩ (1,017,609)	₩ (1,204,013)
Reversal of Impairment loss on financial assets	4,061	8,350
Net impairment loss on financial assets	(1,013,548)	(1,195,663)
Loans
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(799,577)	(1,102,781)
Net impairment loss on financial assets	(799,577)	(1,102,781)
Available-for-sale financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(202,360)	(96,381)
Reversal of Impairment loss on financial assets	4,061	8,350
Net impairment loss on financial assets	(198,299)	(88,031)
Other financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(15,672)	(4,851)
Net impairment loss on financial assets	₩ (15,672)	₩ (4,851)